CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Current Assets
Cash and cash equivalents	$ 32,781	$ 47,661
Restricted cash and short-term deposits	59,170	46,333
Current portion of investment in leased vessel, net	2,327	2,308
Amounts due from related parties	0	5,098
Inventories	1,813	2,702
Other current assets	41,933	29,197
Total Current Assets	138,024	133,299
Non-current Assets
Restricted cash	118,034	135,928
Investment in affiliate	187,735	193,270
Vessels and equipment, net	1,340,238	1,369,665
Vessel under finance lease, net	105,484	108,433
Investment in leased vessel, net	110,613	111,829
Intangible assets, net	45,852	50,409
Other non-current assets	4,929	2,779
Total Assets	2,050,909	2,105,612
Current Liabilities
Current portion of long-term debt	602,633	225,254
Current portion of obligation under finance lease	2,081	1,990
Amounts due to related parties	3,710	0
Other current liabilities	131,203	81,910
Total Current Liabilities	739,627	309,154
Non-current Liabilities
Long-term debt	570,985	991,679
Obligation under finance lease	111,855	120,789
Other non-current liabilities	31,269	31,296
Total Liabilities	1,453,736	1,452,918
Partners' capital:
Common unitholders	333,286	387,631
Preferred unitholders	132,991	132,991
General partner interest	47,723	48,841
Total Partners' capital	514,000	569,463
Non-controlling interests	83,173	83,231
Total Equity	597,173	652,694
Total Liabilities and Equity	$ 2,050,909	$ 2,105,612